10-Q Other assets – net of current (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposits	$ 10,988	$ 11,082	$ 10,322
Prepaid expenses	4,029	0
Other assets	2,520	2,051	2,947
Investments	342	263	$ 1,713
Total other assets	$ 17,879	$ 13,396